Other Non-Current Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Other non-current assets
Intangible assets	¥ 73,958	¥ 71,868
Other	15,576	9,158
Other non-current assets	¥ 89,534	¥ 81,026